ADVANCES TO SUPPLIERS, NET (Details Narrative) $ in Millions	12 Months Ended
Sep. 30, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Prepaid inventory, percentage	81.00%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties current	$ 3.3